Note 3 - Cash, Cash Equivalents, and Restricted Cash 1	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
3.	CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

Cash, cash equivalents, and restricted cash as of March 31, 2024 and December 31, 2023 were as follows (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)
Cash and cash equivalents	$9,535	$16,932
Restricted cash	2,150	2,150
Total cash, cash equivalents, and restricted cash	$11,685	$19,082

3.	CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

Cash, cash equivalents, and restricted cash as of December 31, 2023 and 2022 were as follows (in thousands):

	As of December 31,
	2023	2022
Cash and cash equivalents	$16,932	$19,064
Restricted cash	2,150	2,150
Total cash, cash equivalents, and restricted cash	$19,082	$21,214